Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of financial assets [line items]
Value at risk	$ 173.9	$ 171.1	$ 120.8
Average
Disclosure of financial assets [line items]
Value at risk	153.9	138.2	173.7
Maximum
Disclosure of financial assets [line items]
Value at risk	185.7	183.7	265.3
Minimum
Disclosure of financial assets [line items]
Value at risk	127.0	106.3	119.1
Interest rate
Disclosure of financial assets [line items]
Value at risk	156.3	159.8	113.3
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	134.8	121.2	148.4
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	158.9	159.8	225.5
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	108.8	98.3	109.2
Credit spread
Disclosure of financial assets [line items]
Value at risk	84.3	56.6	53.3
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	69.0	52.1	61.9
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	84.3	59.1	84.7
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	55.2	43.4	50.3
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(66.6)	(45.3)	(45.7)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (49.8)	$ (35.1)	$ (36.7)